Taxation (Details) - Schedule of income tax expense - CHF (SFr)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of income tax expense [Abstract]
Deferred income tax expense
Deferred income tax gain	10,642	10,642
Total income tax (expense)/gain	SFr 10,642	SFr 10,642